Cover	6 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	DIGINEX LIMITED
Entity Central Index Key	0002010499
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Smart-Space Fintech 2
Entity Address, Address Line Two	Room 3
Entity Address, Address Line Three	Unit 401-404 Core C, Cyberport
Entity Address, City or Town	Telegraph Bay
City Area Code	+852
Local Phone Number	3618 5881
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates